Advance to suppliers, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Advance To Suppliers Net
Allowance for advance to suppliers	$ 125	$ 381
Allowance for advance to suppliers	$ 175